UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1. REPORTS TO STOCKHOLDERS.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: opportunistic investment strategy risk, sector risk, non-diversified fund risk, investment advisor risk, new fund risk, operating risk, common stocks, preferred stock risk, warrants risk, convertible securities risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risks of investing in municipal securities, risks of investing in REITs, risks of investing in corporate debt securities, government debt markets may be illiquid or disrupted, foreign securities risk, and currency risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2014.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ roumellfund.com.
or
Call Our Shareholder Services Group at 800-773-3863.

March 31, 2014

For the period of September 2013 to February 2014, the return on the Institutional class shares was -0.41%. This compares to 16.23% for the Russell 2000 Value Index, 11.37% for the 60% Russell 2000 Value Index/40% Barclays Government Credit Index, and 15.07% for the S&P 500 over the same period. For the semi-annual period, our average exposure to equities, fixed income, and cash was about 39%, 20%, and 41%, respectively.  Our equity holdings are trading at meaningful discounts to estimates of intrinsic value, while the yields on our bond holdings are equity-like.  Although we have found additional good investment opportunities of late, our cash balance remains elevated, and we remain well positioned to take advantage of any further declines in securities prices.  The S&P 500 has had all the fun in the last couple of years; our recent trailing performance, however, does not detract from our confidence in our process, our focus on duplicable absolute rates of return, and most important, our current portfolio.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2014.

Average Annual Total Returns
Period Ended March 31, 2014	Past 1 Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Roumell Opportunistic Value Fund-Institutional Class Shares	0.46%	3.60%	1.23%	1.23%
Russell 2000 Value Index	22.65%	13.92%
60% Russell 2000 Value Index, and 40% Barclays Capital U.S. Government Credit Index	13.98%	10.18%
S&P 500 Total Return Index	21.86%	15.49%

The quoted performance data represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is December 31, 2010.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, through January 1, 2015, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund, 1.23% of the average daily net assets of the Institutional Class shares of the Fund, or 2.23% of the average daily net assets of the Class C shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

      ***Gross expense ratio is from the Fund’s prospectus dated December 30, 2013.

Beautifully Hated Technology Stocks

What’s more loved than a declining technology business? Just about everything. Since our founding more than 15 years ago, one segment of the stock market where we have repeatedly invested is out-of-favor, (typically) well-financed technology companies in which we believe we have a research edge and an identifiable catalyst. Currently, we are invested in five stocks that share this profile.

Our investments in this particular category of stocks all involve a technology in some modest rate of decline, whether it’s mainframe computing, the personal computer, or home telephones, among other examples. Yet the companies in which we invest have entrenched franchises within their respective markets and generate abundant cash flow. As is often the case, capital allocation decisions by the boards of directors are extremely important in these investments.  A company that generates a lot of cash isn’t worth much if that cash is invested poorly. These boards generally have three options: (1) reinvent the companies through investments in or development of new technologies, (2) acquire or be acquired to take advantage of cost synergies within the legacy technology franchises, or (3) manage the legacy business for cash until the technology becomes obsolete. Of course, human nature makes the first option a common choice, because most people want to keep their jobs or else want the victory of successful transformation. As a result, these companies’ stocks often experience dramatic sell-offs as the investment theses become complicated. We look to invest after investor fatigue has set in, and after the stocks have fallen. Further, we invest only if investments have been made in identifiable, analyzable, and promising new technologies that have traction. We also put a premium on situations where management or directors have skin in the game.

Our relationships in the technology field, especially our relationships with former chief technology officers, have helped us immensely with these investments.  We believe our edge is our understanding of the market environment for these various technologies, gained through deep research in partnership with technologists who have unique perspectives and acute understanding of the respective ecosystems.

In addition to our opportunity to pay an “out of favor” discount and our distinctive understanding of the markets in which these companies compete, two other factors further limit our downside, in our view. First, most of these companies have net cash balance sheets. We believe a basic premise of investing is that if one invests in unlevered companies bought at a discount to a conservative appraisal of net asset value, the risk of losing much money is low. Second, in most cases a large, independent investor with board representation is present. This is important because it helps ensure that capital allocation decisions are being made prudently and that the company is managed to maximize shareholder wealth. Such catalytic decisions can include cost cuts, asset sales, or the sale of the entire company.

We believe our strategy of investing in technology companies that share the particular profile described here allows us to invest with an edge in a stock market niche that is shunned by most investors. We follow these submarkets closely and only allocate capital when we believe truly discounted opportunities are offered. Finally, in our minds, these securities provide investment redundancy—that is, multiple paths to realizing an attractive return while protecting our downside. Because we often invest in the same companies more than once, our understanding and edge grow over time. True to the core Roumell Asset Management philosophy, these are not “swing for the fences” investments. Sticking with the baseball analogy, we would describe these opportunities as singles and doubles (and the occasional triple), and in our experience they have been repeatable.

As we have long articulated, we are security-specific investors in out-of-favor, overlooked or misunderstood opportunities and as a result, our returns will not be highly correlated to popular stock market indices. We view this as favorable for investors seeking real portfolio diversification.

In addition to our technology investments, we have initiated positions in or added to the following deeply out-of-favor, well-capitalized commodity investments: Market Vectors Gold Miners ETF (GDX), Randgold Resources (GOLD), Interoil (IOC), Goodrich Petroleum (GDP) and Sandstorm Metals & Energy (STTYF). All of the above securities were purchased after significant price declines. We have also made several new debt investments including business development companies and/or heavily discounted closed-end bond funds, such as American Select Portfolio (SLA), Oxford Lane (OXLCP – preferred stock) and MVC Capital (MVCB 7.25% due 1/15/23).  The one new piece of straight debt is Canadian issuer Athabasca Oil (7.5% due 11/19/17).  We believe all of these investments were made at discounted prices.

However, we have been net sellers during this period of rising markets. We have not been able to find, at this time, sufficient potential investments to significantly reduce our cash levels. As we often remind our investors, in the absence of a compelling investment that meets our risk/reward threshold, we do nothing. We should note though that we have found several investment opportunities of late resulting from a current bear market in certain commodity sectors, as well as several company-specific events that resulted in highly favorable security prices in our opinion.

We do not know when pricing conditions will enable us to dramatically reduce our cash balances. However, we think the odds are pretty good, but by no means certain, for better overall pricing to emerge. The current environment is one in which the stock market’s total capitalization exceeds GDP for the third time since 1950. The information below is based on data from the Board of Governors of the Federal Reserve System and the U.S. Bureau of Economic Analysis.

Market Cap/GDP since 1950
•	2000	155%
•	2007	115%
•	Median	65%
•	Current	125%

Interestingly, Warren Buffett, in a 2001 article in Fortune, said the market cap to GNP ratio (a very close cousin of GDP) is “probably the best single measure of where valuations stand at any given moment.” The ratio is viewed as an overall economy-wide price to sales ratio. In fact, there are a number of other red flags:

●	Total household wealth as a percentage of GDP, which is a reflection of asset prices, is near an all-time high.
●	Margin debt levels on the New York Stock Exchange are at record-high levels.
●	The fuel of QE is ending as the Fed reduces its bond purchases.
●	Money-market cash as a percentage of the stock market’s value is down to 12.9% from 46.9% reached in 2009.
●	Vanguard Group recently reported that investors’ equity allocations have been higher only twice in the past 20 years.

We feel confident navigating this market and believe we are particularly well suited and positioned to manage through a market when fear eventually sets in. Historically, our best relative performance has come when the S&P 500 has fallen, and that defensiveness remains an objective of our investment approach.

Finding value in a neighborhood that is too expensive for our taste is simply less likely. That said, we continue to diligently scour the markets for new investments. If we find value, we will act. We typically generate ideas in one of three ways: (1) We leverage our extensive contacts, with whom we have cultivated relationships over many years, who can provide unique perspectives in specific industries; (2) We look for what the market is making cheap, what industries are in bear markets and therefore offering bear-market pricing; (3) We watch for securities that are exhibiting dramatic shifts in sentiment. As those three methods get us on the right track, we then sift through the list for the strongest balance sheets, the low-cost producers, the companies with asset redundancy, and the management teams that are competent, honest, and well incentivized to act on behalf of shareholders.

While markets change, managers should not stray from their discipline. We are providing a distinct investment approach that fits well within an otherwise diversified portfolio that often includes general market optionality. A portfolio might be viewed as an orchestra, and we’re one instrument. It is true that the partners at Roumell Asset Management do not have meaningful diversification away from our securities. The partners’ lack of diversification is the result of our near religious attitude toward our opportunistic deep value investment style.

It is worth quoting from our “Investment Philosophy” paper on cash being a critical component of our investment strategy (the full paper can be found at www.roumellasset.com):

Opportunistic Capital Allocators (OCAs) have the advantage of waiting for their opportunities, unlike the vast majority of mutual fund managers, who must live with investment mandates to remain fully invested at all times.… Great investing, in our view, is demonstrated in the resolve to relentlessly work, patiently wait, and strike with enough force to have a meaningful portfolio impact.

We are not looking to mirror a particular index; such an approach can readily be found elsewhere. Rather, we are seeking to rigorously exercise our discipline and believe that over time we will generate a meaningful absolute rate of return. Nevertheless, there are drawbacks to opportunistic capital allocation. First, OCAs in general, and deep value–oriented ones like us in particular, can often be quite picky about price and miss reasonable risk/reward investment opportunities while they wait for perfect pitches. Second, if markets rise unabated, we will most likely underperform popular indices—for a period—given our more conservative investment stance and absolute refusal to “chase” securities.

The partners of Roumell Asset Management are invested right alongside you. As we enter 2014, we look forward to a continued journey to grow your wealth employing a prudent investment strategy. We appreciate and honor the trust you have placed in us.

Best Regards,

Jim Roumell
Lead Portfolio Manager
Roumell Opportunistic Value Fund

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 37.81%

Communications - 4.90%
*	Cbeyond, Inc.	15,000	$103,015
*	Sizmek, Inc.	180,738	2,239,344
			2,342,359
Consumer Discretionary - 2.49%
*	Aeropostale, Inc.	94,300	$692,162
	Weight Watchers International, Inc.	23,500	499,610
			1,191,772
Consumer Staples - 2.29%
	Tesco PLC	198,520	1,095,632
			1,095,632
Energy - 6.46%
*	Goodrich Petroleum Corp.	46,000	626,520
*	Gordon Creek Energy, Inc.	27,566	3,983
*	InterOil Corp.	6,900	395,922
*	TETRA Technologies, Inc.	58,500	702,000
*	Ultra Petroleum Corp.	54,000	1,358,640
			3,087,065
Financials - 2.72%
*ə	Lai Sun Development Company Ltd.	51,441,000	1,299,199
			1,299,199
Health Care - 2.32%
*ƻ	Itamar Medical Ltd.	215,000	117,222
*	Transcept Pharmaceuticals, Inc.	300,000	993,000
			1,110,222
Information Technology - 12.31%
	Apple, Inc.	4,594	2,417,547
	Compuware Corp.	89,000	974,550
*	DSP Group, Inc.	128,930	1,090,748
*	Rosetta Stone, Inc.	78,000	900,900
*	Seachange International, Inc.	47,800	504,290
			5,888,035

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2014
Shares	Value (Note 1)

COMMON STOCKS - continued

Materials - 4.32%
µ	Randgold Resources Ltd.	7,400	584,896
*β	Sandstorm Metals & Energy Ltd.	1,333,500	1,481,265
2,066,161

Total Common Stocks (Cost $17,929,122)	18,080,445

EXCHANGE TRADED PRODUCT - 1.49%
Market Vectors Gold Miners ETF	27,500	711,700

Total Exchange Traded Product (Cost $644,885)	711,700

CLOSED-END FUND - 2.44%
American Select Portfolio	118,000	1,168,908

Total Closed-End Fund (Cost $1,129,630)	1,168,908

Shares	Dividend Rate	Maturity Date
PREFERRED STOCKS - 6.36%
MVC Capital, Inc.	33,150	7.250%	1/15/2023	846,386
Oxford Lane Capital Corp.	51,000	8.500%	12/31/2017	1,326,000
SandRidge Energy, Inc.	8,200	8.500%	12/31/2049	866,740
3,039,126

Total Preferred Stocks (Cost $2,930,557)	3,039,126

Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 1.86%
Tower Group International Ltd.	$949,000	5.000%	9/15/2014	892,060

Total Convertible Bond (Cost $931,878)	892,060

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2014
					Shares	Value (Note 1)

			Par	Interest Rate	Maturity Date
CORPORATE BONDS - 11.42%
	β	Athabasca Oil Corp.	$1,300,000	7.500%	11/19/2017	$1,182,832
		Cenveo Corp.	929,000	8.875%	2/1/2018	933,645
		Clayton Williams Energy, Inc.	820,000	7.750%	4/1/2019	865,100
	β	Colossus Minerals, Inc.	3,713,000	0.000%	12/31/2016	335,320
		Goodrich Petroleum Corp.	1,286,000	8.875%	3/15/2019	1,324,580
		Resolute Energy Corp.	773,000	8.500%	5/1/2020	819,380
						5,460,857

		Total Corporate Bonds (Cost $6,573,454)				5,460,857

SHORT-TERM INVESTMENT - 40.42%
	§	Federated Treasury Obligations Fund, 0.01%			19,328,945	19,328,945

		Total Short-Term Investment (Cost $19,328,945)				19,328,945

Total Value of Investments (Cost $49,468,471) - 101.80%						$48,682,041

Liabilities in Excess of Other Assets - (1.80)%						(859,875)

	Net Assets - 100%					$47,822,166

*	Non-income producing investment		β	Canadian security
§	Represents 7 day effective yield		ƻ	Israeli Security
µ	American Depository Receipt		ə	Hong Kong Security

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)

						(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2014

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Communications	4.90%	2,342,359
Consumer Discretionary	2.49%	$1,191,772
Consumer Staples	2.29%	1,095,632
Energy	6.46%	3,087,065
Financials	2.72%	1,299,199
Health Care	2.32%	1,110,222
Information Technology	12.31%	5,888,035
Materials	4.32%	2,066,161
Exchange Traded Product	1.49%	711,700
Closed-End Fund	2.44%	1,168,908
Preferred Stocks	6.36%	3,039,126
Convertible Bond	1.86%	892,060
Corporate Bonds	11.42%	5,460,857
Short-Term Investment	40.42%	19,328,945
Total	101.80%	$48,682,041

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2014

Assets:
Investments, at value (cost $49,468,471)	$48,682,041
Receivables:
Fund shares sold	41,179
Dividends and interest	154,513

Total assets	48,877,733

Liabilities:
Payables:
Investments purchased	982,775
Fund shares repurchased	26,603
Accrued expenses
Advisory Fees	32,941
Administrative Fees	11,100
Distribution and Service Fees	2,149

Total liabilities	1,055,567

Net Assets	$47,822,166

Net Assets Consist of:
Capital (par value and paid in surplus)	$47,115,047
Undistributed net investment income	531,083
Undistributed net realized gain on investments	963,295
Net unrealized depreciation on investments	(787,259)

Total Net Assets	$47,822,166

Institutional outstanding, no par value (unlimited authorized shares)	4,084,159
Net Assets	$42,750,893
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.47

Class A outstanding, no par value (unlimited authorized shares)	264,754
Net Assets	$2,758,617
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.42
Offering Price Per Share ($264,754.00 ÷ 95.50%)	$10.91

Class C outstanding, no par value (unlimited authorized shares)	250,343
Net Assets	$2,312,656
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.24

(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the Period ended February 28, 2014

Investment Income:
Interest	$343,619
Dividends	555,194
Other Income	43,506

Total Income	942,319

Expenses:
Advisory fees (note 2)	194,276
Administration fees (note 2)	65,463
Distribution and service fees - Class A (note 3)	3,355
Distribution and service fees - Class C (note 3)	8,268

Total Expenses	271,362

Net Investment Income	670,957

Realized and Unrealized Loss on Investments

Net realized gain from investment transactions	953,400
Change in unrealized depreciation on investments	(1,802,714)

Realized and Unrealized Loss on Investments	(849,314)

Net Decrease in Net Assets Resulting from Operations	$(178,357)

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

	February 28,	August 31,
For the six month period or fiscal year ended	2014 (a)	2013

Operations:
Net investment income	$670,957	$77,321
Net realized gain from investments and foreign	953,400	2,676,127
currency transactions
Change in unrealized (depreciation) appreciation on investments	(1,802,714)	1,924,396
and translation of assets and liabilities in foreign currency

Net (Decrease) Increase in Net Assets Resulting from Operations	(178,357)	4,677,844

Distributions to Shareholders: (note 4)
Net investment income
Institutional	(131,223)	(169,985)
Class A	(4,611)	(11,086)
Class C	(5,882)	-

Net realized loss from investment transactions
Institutional	(2,142,814)	-
Class A	(147,821)	-
Class C	(114,528)	-

Decrease in Net Assets Resulting from Distributions	(2,546,880)	(181,071)

Capital Share Transactions: (note 5)
Shares sold	15,183,861	17,785,572
Redemption Fees	597	344
Reinvested dividends and distributions	2,045,629	161,618
Shares repurchased	(3,467,738)	(5,334,117)

Increase from Capital Share Transactions	13,762,349	12,613,417

Net Increase in Net Assets	11,037,113	17,110,190

Net Assets:
Beginning of Period	36,785,053	19,674,863
End of Period	$47,822,166	$36,785,053

Undistributed Net Investment Income	$531,083	$1,842

(a) Unaudited		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets (continued)

For the six month or
fiscal year ended	February 28, 2014 (a)		August 31, 2013

Share Information:
Institutional	Shares	Amount	Shares	Amount
Shares sold	1,165,221	$12,686,309	1,513,598	$16,237,651
Redemption Fees	-	470	-	344
Reinvested dividends
and distributions	171,100	1,774,205	15,546	150,992
Shares repurchased	(266,151)	(2,910,398)	(476,166)	(5,206,363)
Net Increase in Capital Shares	1,070,171	$11,550,586	1,052,978	$11,182,624

Class A	Shares	Amount	Shares	Amount
Shares sold	68,463	$724,854	87,457	$927,154
Redemption Fees	-	127	-	-
Reinvested dividends
and distributions	14,647	151,013	1,097	10,626
Shares repurchased	(48,367)	(500,200)	(12,217)	(127,754)
Net Increase in Capital Shares	34,743	$375,794	76,337	$810,026

Class C	Shares	Amount	Shares	Amount
Shares sold	181,761	$1,772,698	61,762	$620,767
Redemption Fees	-	-	-	-
Reinvested dividends
and distributions	13,132	120,410	-	-
Shares repurchased	(6,311)	(57,139)	-	-
Net Increase in Capital Shares	188,581	$1,835,969	61,762	$620,767

(a) Unaudited

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	February 28,		August 31,
fiscal year or period ended	2014 (g)		2013	2012	2011 (f)

Net Asset Value, Beginning of Period	$11.15		$9.31	$9.42	$10.00

Income (Loss) from Investment Operations
Net investment income	0.15		0.03	0.09	0.03
Net realized and unrealized gain (loss)
on securities	(0.21)		1.89	(0.13)	(0.61)

Total from Investment Operations	(0.05)		0.03	0.09	0.03

Less Distributions:
Dividends (from net investment income)	(0.03)		(0.08)	(0.07)	-
Distributions (from capital gains)	(0.59)		-	-	-

Total Distributions	(0.63)		(0.08)	(0.07)	-

Net Asset Value, End of Period	$10.47		$9.26	$9.44	$10.03

Total Return (c)(d)	(0.41)%	(b)	20.71%	(0.36)%	(5.80)%	(b)

Net Assets, End of Period (in thousands)	$42,751		$33,617	$18,249	$12,368

Ratios of:
Total Expenses to Average Net Assets (e)	1.23%	(a)	1.23%	1.23%	1.23%	(a)
Net Investment Income to Average Net Assets	3.22%	(a)	0.31%	1.10%	1.08%	(a)

Portfolio turnover rate	38.51%	(b)	77.73%	49.34%	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(g) Unaudited.

See Notes to Financial Statements					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Class A Shares
For a share outstanding during the	February 28,		August 31,
fiscal year or period ended	2014 (g)		2013		2012		2011 (f)

Net Asset Value, Beginning of Period	$11.10		$9.28		$9.41		$10.00

Income (Loss) from Investment Operations
Net investment income	0.14		0.01		0.08		0.03
Net realized and unrealized gain (loss)
on securities	(0.21)		1.88		(0.15)		(0.62)

Total from Investment Operations	(0.07)		0.01		0.08		0.03

Less Distributions:
Dividends (from net investment income)	(0.02)		(0.07)		(0.06)		-
Distributions (from capital gains)	(0.59)		-		-		-

Total Distributions	(0.61)		(0.07)		(0.06)		-

Net Asset Value, End of Period	$10.42		$9.22		$9.43		$10.03

Total Return (c)(d)	(0.57)%	(b)	20.46%		(0.56)%		(6.00)%	(b)

Net Assets, End of Period (in thousands)	$2,759		$2,553		$1,426		$1,674

Ratios of:
Total Expenses to Average Net Assets (e)	1.48%	(a)	1.48%	(a)	1.48%	(a)	1.48%	(a)
Net Investment Income to Average Net Assets	2.77%	(a)	0.03%	(a)	0.89%	(a)	0.73%	(a)

Portfolio turnover rate	38.51%	(b)	77.73%	(b)	49.34%	(b)	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(g) Unaudited.

See Notes to Financial Statements							(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Class C Shares
For a share outstanding during the	February 28,		August 31,
fiscal year or period ended	2014 (f)		2013 (g)

Net Asset Value, Beginning of Period	$9.95		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.10		(0.01)
Net realized and unrealized loss on securities	(0.20)		(0.04)

Total from Investment Operations	$(0.09)		$(0.05)

Less Distributions:
Dividends (from net investment income)	(0.02)		-
Distributions (from capital gains)	(0.59)		-

Total Distributions	$(0.62)		$-

Net Asset Value, End of Period	$9.24		$9.95

Total Return (c)(d)	(0.88)%	(b)	(0.50)%	(b)

Net Assets, End of Period (in thousands)	$2,313		$615

Ratios of:
Total Expenses to Average Net Assets (e)	2.23%	(a)	2.23%	(a)
Net Investment Income (Loss) to Average Net Assets	2.84%	(a)	(1.20)%	(a)

Portfolio turnover rate	38.51%	(b)	77.73%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding for the initial period from July 30, 2013 (Date of Initial Public
Investment) to August 31, 2013.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on December 31, 2010. The investment objective of the Fund is to seek capital appreciation and income.  Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents.  The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.

The Advisor believes that its strength lies in digging deeply into specific securities (equity and fixed income), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.

The Advisor also believes that securities that possess deep value characteristics can be found in various asset classes, not just equities.  Although much attention is paid to the stock market’s daily activities, the Advisor believes that mispricing can occur in other markets as well; therefore, the Advisor is impartial as to where in a company’s capital structure it will invest, and, consequently, the Advisor will pursue both equity and debt investments.  The Advisor’s ultimate goal is to buy securities at a meaningful discount to its estimate of underlying intrinsic value.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The Fund’s portfolio will primarily consist of (i) domestic and foreign equity securities (“Equity Securities”); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities, high yield or “junk” bonds, municipal securities and REITs (“Fixed Income Securities”); and (iii) interest-bearing instruments, including, but not limited to, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”). The Fund may invest in these securities directly or indirectly through investments in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”).  The Fund’s emphasis will be on domestic equity and domestic high-yield corporate debt; however, there is no predetermined allocation of the Fund’s assets among Equity Securities, Fixed Income Securities and Cash and Cash Equivalents.  The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy.  The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.  The Fund is not diversified.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND
Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended February 28, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The following is a summary of the inputs used in valuing the Fund's assets:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Common Stocks*	$18,080,445	$18,080,445	$-	$-
Exchange Traded Product	711,700	711,700	-	-
Closed-End Fund	1,168,908	1,168,908	-	-
Preferred Stocks	3,039,126	3,039,126	-	-
Convertible Bond	892,060	-	892,060	-
Corporate Bonds	5,460,857	-	5,460,857	-
Short-Term Investment	19,328,945	19,328,945
Total	$48,682,041	$42,329,124	$6,352,917	$-
*For a detailed breakout by industry, please refer to the Schedule of Investments.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended February 28, 2014.  The Fund did not hold any Level 3 securities during the period.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND
Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.  The Fund charged $597 in redemption fees during the period ended February 28, 2014.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND
Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee equal to an annualized rate of 0.92% of Fund’s average daily net assets. The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, computed at the end of each month and payable within five days thereafter.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund, 1.23% of the average daily net assets of the Institutional Class shares of the Fund, or 2.23% of the average daily net assets of the Class C shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.31% if the average daily net assets are under $80,000,000 and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

As of February 28, 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A and Class C shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. The 0.25% fee is a service fee.  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 1.00% of average daily net assets of the Fund attributable to the Class C shares. The 1.00% fee is a service fee.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares and Class C shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

4.	Purchases and Sales of Investment Securities

For the six month period ended February 28, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2013 – February 28, 2014	$38,611,309	$25,893,893

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 28, 2014.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The following table shows the realized gains and losses that resulted from sales of securities during the period ended February 28, 2014:

Description	Cost	Sales Proceeds	Realized Gain/(Loss) Percentage	Realized Gain (Loss)
Aeropostale, Inc.	$764,414	524,928	(31.33)%	$(239,486)
American Safety Insurance	82,525	151,250	83.28%	68,725
Apollo Group, Inc.	761,328	962,132	26.38%	200,804
First Acceptance Corp.	426,524	658,222	54.32%	231,698
GMX Resources, Inc. **	198,316	925	(99.53)%	(197,391)
Market Vectors Gold Miners	455,224	224,790	(50.62)%	(230,434)
QAD, Inc. - Class A	458,442	609,538	32.96%	151,096
QAD, Inc. - Class B	99,599	132,760	33.29%	33,161
Seachange international, Inc.	624,708	1,166,987	86.81%	542,280
Stone Energy Corp.**	1,537,215	1,489,701	(3.09)%	(47,514)
Tecumseh Products Company - Class A	790,103	1,658,466	109.91%	868,363
Tecumseh Products Company Class B	35,464	90,686	155.71%	55,222
TETRA Technologies, Inc.	534,507	914,005	71.00%	379,497
Tower Group International, Ltd.	1,394,170	408,011	(70.73)%	(986,159)
Ultra Petroleum Corp.	535,459	607,940	13.54%	72,481
Net Realized Gain				$902,343
**Excludes interest earned on bonds over the holding period.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 28, 2014, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the period ended February 28, 2014 were characterized for tax purposes as follows:

February 28, 2014
Ordinary Income	$141,716
Long-term capital gain	$2,405,164

At February 28, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$48,682,041
Unrealized Appreciation	$2,508,251
Unrealized Depreciation	(3,294,680)
Net Unrealized Depreciation	$(786,429)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

8.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$995.90	$6.09

	$1,000.00	$1,018.70	$6.16
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Class A Shares	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 994.30	$7.32

	$1,000.00	$ 1,017.46	$7.40
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

Class C Shares	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 991.20	$11.01

	$1,000.00	$ 1,013.74	$11.13
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Roumell Opportunistic Value Fund

is a series of The Starboard Investment Trust

For Shareholder Service Inquiries:

Documented:
Nottingham Shareholder Services
116 South Franklin Street
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
ncfunds.com

For Investment Advisor Inquiries:

Documented:
Roumell Opportunistic Value Fund
2 Wisconsin Circle, Suite 660
Chevy Chase, Maryland 20815

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
roumellfund.com

Roumell Asset Management, LLC

Semi-Annual Report 2014
February 28, 2014
(Unaudited)

SCS Tactical Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCS Tactical Allocation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The SCS Tactical Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the SCS Tactical Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the SCS Tactical Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: depository receipts, fixed income risk, interest rate risk, large-cap company risk, management style risk, manager risk, market risk, new fund risk, new manager risk, risks of investing in corporate debt securities, risks of investing in municipal securities, risks related to investing in other investment companies, risks of investing in REITs, and small-cap and mid-cap securities risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2014.

For More Information on Your SCS Tactical Allocation Fund:

See Our Web site at sentinelcapitalsolutions.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders of the SCS Tactical Allocation Fund,

I would like to thank all of our shareholders for their continued trust in our money management.  We do not take that responsibility lightly.

Last year, though volatile, was a great year for the markets in general, and we were able to take advantage of some of the opportunities presented to provide our shareholders with above average returns compared to the 60/40 Barclays Aggregate Bond Index for the six month period from September 1, 2013 to February 28, 2014.  In the remainder of 2014, we expect to see continued, and perhaps even increased, volatility. This volatility is the reason we opened SCS Tactical Allocation Fund, and we still believe in our adaptive and risk adverse approach.

As I mentioned, the six month period from September 1, 2013 to February 28, 2014 afforded us immense opportunity, which we took advantage of to bring the Fund’s Shareholders a 25.54% return, compared to the Fund’s benchmark (the 60/40 blend of the S&P 500 and the Barclays Aggregate Bond Index), which returned 10.80%. This past year, we have increased our overall equity position, adding weight to the Healthcare, Energy and Consumer Discretionary sectors. We decreased weighting in Consumer Staples. We still see interest rate increases as a likely threat, and therefore continue to hold very little fixed income with longer durations, replacing those positions with floating rate investments which offer some inflation protection. The performance of our portfolio is a direct result of our investment philosophy, which allows us the flexibility to make these adjustments as risk and reward potentials change.

Looking forward we see many obstacles ahead of us, including inflationary pressures, unstable international situations, and the potential for market corrections after a very strong 2013. We will continue to diligently look for these potential issues in order to seek opportunities while trying to avoid risks.

Sincerely,

Cort Meinelschmidt
Sentinel Capital Solutions

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2014:

Average Annual Total Returns			Net	Gross
Period Ended March 31, 2014	One Year	Since Inception*	Expense Ratio**	Expense Ratio***
SCS Tactical Allocation Fund	28.92%	16.04%	4.00%	6.20%
60% S&P 500 and 40% Barclays Aggregate Bond Index****	13.80%	12.44%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is February 9, 2012.

**The net expense ratio reflects a contractual expense limitation that continues through January 1, 2015.   Thereafter, the expense limitation may be changed or terminated at any time.  Performance would have been lower without this expense limitation. The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios are found in the Financial Highlights.

***Gross expense ratio is from the Fund’s prospectus dated December 30, 2013. More recent expense ratios are found in the Financial Highlights.

****You cannot invest directly in these indices.  The indices do not have an investment advisor and do not pay any commissions, expenses, or taxes.  If the indices did pay commissions, expenses, or taxes, the returns would be lower.

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 87.34%

Consumer Discretionary - 14.76%
	Coach, Inc.	2,000	$97,620
	Lowe's Cos., Inc.	1,000	50,030
	Mattel, Inc.	1,400	52,234
*	Michael Kors Holdings Ltd.	2,010	197,040
	Signet Jewelers Ltd.	1,200	114,660
	VF Corp.	2,200	128,898
μ	Volkswagen AG	3,875	197,470
			837,952
Consumer Staples - 8.14%
μ	Diageo PLC	600	75,426
	Kimberly-Clark Corp.	1,160	128,006
	The Clorox Co.	2,000	174,560
	The Procter & Gamble Co.	1,068	84,009
			462,001
Energy - 8.84%
	Antero Resources Corp.	2,800	168,952
	ConocoPhillips	1,300	86,450
	GasLog Ltd.	4,000	84,240
*	Lynden Energy Corp.	250,000	162,500
			502,142
Financials - 10.36%
	Apollo Global Management LLC	5,750	185,093
	Gaming and Leisure Properties, Inc.	2,152	81,948
	Medley Capital Corp.	14,750	207,090
*	National Holdings Corp.	227,560	113,780
			587,911
Health Care - 22.61%
*	Advaxis, Inc.	61,860	303,114
	Alcobra Ltd.	4,000	95,240
*	Gilead Sciences, Inc.	2,600	215,254
*	PURE Bioscience, Inc.	500,000	670,000
			1,283,608
Industrials - 4.22%
	Danaher Corp.	1,000	76,490
	Textainer Group Holdings Ltd.	4,480	163,386
			239,876

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 18.41%
Apple, Inc.			500	$263,120
Corning, Inc.			11,100	213,897
* Intellicheck Mobilisa, Inc.			100,000	76,000
MasterCard, Inc.			1,170	90,932
SMTP, Inc.			64,000	401,280
				1,045,229

Total Common Stocks (Cost $4,065,162)				4,958,719

		Interest	Maturity
MUNICIPAL BOND - 0.23%	Principal	Rate	Date
* York County Industrial Development Authority	$15,000	8.500%	12/1/2035	13,314

Total Municipal Bond (Cost $14,020)				13,314

		Interest	Maturity
CONVERTIBLE BONDS - 6.02%	Principal	Rate	Date
* Natixis US Medium-Term Note Program LLC	$150,000	13.200%	3/17/2014	150,930
* Societe Generale	200,000	10.000%	12/30/2033	190,820
				341,750

Total Convertible Bonds (Cost $350,000)				341,750

		Strike	Exercise
WARRANTS - 3.26%	Shares	Price	Date
PURE Bioscience, Inc.	268,000	$0.65	4/15/2014	184,920

Total Warrants (Cost $0)				184,920

SHORT-TERM INVESTMENT - 1.08%
§	Fidelity Institutional Money Market Funds, 0.04%		61,195	61,195

Total Short-Term Investment (Cost $61,195)				61,195

Total Value of Investments (Cost $4,490,377) - 97.92%				$5,559,898

Other Assets Less Liabilities - 2.08%				117,615

Net Assets - 100%				$5,677,513

				(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2014

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)
	AG - Aktiengesellschaft

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.76%	$837,952
	Consumer Staples	8.14%	462,001
	Energy	8.84%	502,142
	Financials	10.36%	587,911
	Health Care	22.61%	1,283,608
	Industrials	4.22%	239,876
	Information Technology	18.41%	1,045,229
	Muncipal Bond	0.23%	13,314
	Convertible Bonds	6.02%	341,750
	Warrants	3.26%	184,920
	Short-Term Investment	1.08%	61,195
	Total	97.92%	$5,559,898

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2014

Assets:
Investments, at value (cost $4,490,377)	$5,559,898
Receivables:
Investments sold	96,998
Fund shares sold	7,956
Dividends and interest	22,670
Prepaid expenses
Fund accounting fees	2,362
Registration and Filing fees	287
Compliance services fees	526
Investment advisor fees	3

Total assets	5,690,700

Liabilities:
Payables:
Accrued expenses
Other operating fees	1,515
Fund accounting asset based fees	7
Shareholder servicing fees	313
Trustees' fees and meeting expenses	1,626
Securities pricing fees	74
Printing expenses	197
Professional fees	7,134
Custody fees	1,232
Administrative fees	80
Distribution and service fees	1,010

Total liabilities	13,187

Net Assets	$5,677,513

Net Assets Consist of:
Capital (par value and paid in surplus)	$4,487,146
Accumulated net investment loss	(76,205)
Undistributed net realized gain on investments	197,051
Net unrealized appreciation on investments	1,069,521

Total Net Assets	$5,677,513
Shares Outstanding, no par value (unlimited authorized shares)	416,808
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$13.62

Maximum Offering Price Per Share ($13.62 ÷ 95.25%)	$14.30

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Operations
(Unaudited)

For the period ended February 28, 2014

Investment Income:
Interest	$25,956
Dividends	57,755
Other Income	(425)

Total Investment Income	83,286

Expenses:
Advisory fees (note 2)	24,236
Administration fees (note 2)	12,026
Transfer agent fees (note 2)	10,995
Fund accounting fees (note 2)	13,631
Compliance service fees (note 2)	5,207
Custody fees (note 2)	2,862
Distribution and service fees (note 3)	6,059
Registration and filing administration fees (note 2)	521
Legal fees	992
Audit and tax preparation fees	6,447
Registration and filing expenses	3,286
Printing expenses	97
Trustee fees and meeting expenses	4,959
Securities pricing fees	496
Other operating expenses	4,466

Total Expenses	96,280

Advisory fees waived (note 2)	(2,995)

Net Expenses	93,285

Net Investment Loss	(9,999)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	257,236
Change in unrealized appreciation on investments	749,419

Realized and Unrealized Gain on Investments	1,006,655

Net Increase in Net Assets Resulting from Operations	$996,656

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statements of Changes in Net Assets

For the period or year ended	February 28, 2014 (a)	August 31, 2013

Operations:
Net investment (loss) income	$(9,999)	$10,138
Net realized gain from investment transactions	257,236	58,157
Change in unrealized appreciation on investments	749,419	302,170

Net Increase in Net Assets Resulting from Operations	996,656	370,465

Distributions to Shareholders: (note 4)
Net investment loss	(61,141)	(32,211)
Net realized loss from investment transactions	(98,019)	-

Decrease in Net Assets Resulting from Distributions	(159,160)	(32,211)

Capital Share Transactions: (note 5)
Shares sold	906,061	2,473,933
Reinvested dividends and distributions	159,159	32,211
Shares repurchased	(183,136)	(483,937)

Increase from Capital Share Transactions	882,084	2,022,207

Net Increase in Net Assets	1,719,580	2,360,461

Net Assets:
Beginning of period	3,957,933	1,597,472
End of period	$5,677,513	$3,957,933

Undistributed Net Investment Income	$-	$-

Share Information:
Shares Sold	68,571	239,152
Reinvested Distributions	11,865	3,313
Shares repurchased	(13,946)	(46,868)
Net Increase in Capital Shares	66,490	195,597

(a) Unaudited.

See Notes to Financial Statements

SCS Tactical Allocation Fund

Financial Highlights

For a share outstanding during the	February 28,		August 31,
period or fiscal year ended	2014 (a)		2013	2012 (g)

Net Asset Value, Beginning of Period	$11.30		$10.32	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)		0.05	0.11
Net realized and unrealized gain on securities	2.28		1.10	0.21

Total from Investment Operations	2.26		1.15	0.32

Less Distributions:
Dividends (from net investment income)	(0.15)		(0.17)	-
Distributions (from capital gains)	(0.26)		-	-

Total Distributions	(0.41)		(0.17)	-

Net Asset Value, End of Period	$13.62		$11.30	$10.32

Total Return (d)(e)	25.54%	(b)	11.42%	3.20%	(b)

Net Assets, End of Period (in thousands)	$5,678		$3,958	$1,597

Ratios of:
Gross Expenses to Average Net Assets (f)	1.97%	(b)	6.20%	13.24%	(b)
Net Expenses to Average Net Assets (f)	1.91%	(b)	3.47%	1.65%	(b)
Net Investment Income (Loss) to Average Net Assets	(0.20)%	(b)	0.38%	2.46%	(b)

Portfolio turnover rate	70.66%	(c)	116.45%	67.51%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(g)	For a share oustanding during the period from February 9, 2012 (Date of Initial Public Investment)
to August 31, 2012.

See Notes to Financial Statements

SCS TACTICAL ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The SCS Tactical Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on February 9, 2012.

The Fund seeks to achieve its investment objective of capital appreciation by investing in a mix of equity securities and fixed income securities, which the Fund’s investment advisor, Sentinel Capital Solutions, Inc. (the “Advisor”), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s investment advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 (Continued)

SCS TACTICAL ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 28, 2014 for the Fund’s assets measured at fair value:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,958,719	$4,958,719	$-	$-
Municipal Bond	13,314	-	13,314	-
Convertible Bonds	341,750	-	341,750	-
Warrants	184,920	-	184,920	-
Short-Term Investment	61,195	61,195	-	-
Total	$5,559,898	$5,019,914	$539,984	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Sentinel Capital Solutions, Inc., (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate of 1.00%.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until January 1, 2015, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed a certain percentage of the daily average net assets for Fund shares.  The expense limitation percentage is 4.00% of the daily net assets of the Fund pursuant to a resolution by the Trust’s Board of Trustees.  During the six month period ended February 28, 2014, the Advisor waived advisory fees in the amount of $2,995.

 (Continued)

SCS TACTICAL ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%
Next $1 billion	0.040%
Next $2 billion	0.030%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

As of February 28, 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  The Transfer Agent is also reimbursed for out-of-pocket expenses.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of

 (Continued)

SCS TACTICAL ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended February 28, 2014, $6,059 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended February 28, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2013 to February 28, 2014	$3,981,377	$3,301,763

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 28, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 28, 2014, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 28, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,490,377

Unrealized Appreciation	$1,121,742
Unrealized Depreciation	(52,221)
Net Unrealized Appreciation	1,069,521

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Promouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

 (Continued)

SCS TACTICAL ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,255.40	$10.68
	$1,000.00	$1,012.32	$9.54
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

SCS Tactical Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Sentinel Capital Solutions
116 South Franklin Street	38 S. Potomac Street
Post Office Drawer 4365	Suite 304
Rocky Mount, North Carolina 27803	Hagerstown, Maryland 21740

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web@:

ncfunds.com	sentinelcapitalsolutions.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/James C. Roumell
Date: May 1, 2014	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Cort F. Meinelschmidt
Date: May 1, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/James C. Roumell
Date: May 1, 2014	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Craig L. Lukin
Date: May 1, 2014	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Cort F. Meinelschmidt
Date: May 1, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund